Income and Expenses - Schedule of Finance Result (Details) - CHF (SFr) SFr in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Analysis of income and expense [abstract]
Finance income	SFr 1,770	SFr 2,168	SFr 1,429
Finance expense	(833)	(639)	(1,315)
Fair value adjustment on warrant liabilities	(12,294)	(15,531)	(3,431)
Foreign currency exchange gain (loss)	(6,114)	1,269	(4,664)
Finance result	SFr (17,471)	SFr (12,733)	SFr (7,981)